Balances and Transactions with Interested Parties and Related Parties (Details 1) - Gilad Yavetz [Member] Annual_Bonus in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪) Annual_Bonus	[2]	Dec. 31, 2022 USD ($) Annual_Bonus
Two Thousands Twenty One Effective Beginning From Date Of Meetings [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation | ₪	₪ 86,600	[1]
Number Of Annual Bonus Salaries Subject To Fulfillment Of Targets | Annual_Bonus	6		6	[2]
Two Thousands Twenty One Additional Special Compensation [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation | $			$ 150,000
Two Thousands Twenty Two [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation | $			$ 95,000
Number Of Annual Bonus Salaries Subject To Fulfillment Of Targets | Annual_Bonus	8		8	[2]
Two Thousands Twenty Three [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation | $			$ 105,000
Number Of Annual Bonus Salaries Subject To Fulfillment Of Targets | Annual_Bonus	9		9	[2]

[1]	Represents the average salary for 2021.
[2]	The bonus amount may reach a level of 125% (i.e., above the foregoing salaries limit), subject to excellence targets which will be defined.